Debt (Details) - Schedule of the Current Future Payment Obligations - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Schedule of the Current Future Payment Obligations [Abstract]
2023 (remaining three months)
2024
2025
2026		250
2027	2,804	3,211
Thereafter	147,196	146,539
Total	$ 150,000	$ 150,000